Distribution Date:	04/18/22	UBS Commercial Mortgage Trust 2019-C18
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2019-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278PAW0	2.097300%	29,089,000.00	18,831,873.24	487,216.38	32,913.41	0.00	0.00	520,129.79	18,344,656.86	20.55%	20.25%
A-2	90278PAX8	2.994300%	69,160,000.00	69,160,000.00	0.00	172,571.49	0.00	0.00	172,571.49	69,160,000.00	20.55%	20.25%
A-SB	90278PAY6	2.987200%	35,630,000.00	35,630,000.00	0.00	88,694.95	0.00	0.00	88,694.95	35,630,000.00	20.55%	20.25%
A-3	90278PAZ3	2.781600%	156,589,000.00	156,589,000.00	0.00	362,973.30	0.00	0.00	362,973.30	156,589,000.00	20.55%	20.25%
A-4	90278PBA7	3.035200%	230,029,000.00	230,029,000.00	0.00	581,820.02	0.00	0.00	581,820.02	230,029,000.00	20.55%	20.25%
A-S	90278PBD1	3.378400%	72,498,000.00	72,498,000.00	0.00	204,106.04	0.00	0.00	204,106.04	72,498,000.00	20.55%	20.25%
B	90278PBE9	3.681100%	33,460,000.00	33,460,000.00	0.00	102,641.34	0.00	0.00	102,641.34	33,460,000.00	15.98%	15.75%
C	90278PBF6	4.074867%	30,672,000.00	30,672,000.00	0.00	104,153.61	0.00	0.00	104,153.61	30,672,000.00	11.80%	11.63%
D	90278PAG5	2.500000%	20,448,000.00	20,448,000.00	0.00	42,600.00	0.00	0.00	42,600.00	20,448,000.00	9.01%	8.88%
E	90278PAJ9	2.500000%	15,801,000.00	15,801,000.00	0.00	32,918.75	0.00	0.00	32,918.75	15,801,000.00	6.85%	6.75%
F	90278PAL4	2.806900%	14,872,000.00	14,872,000.00	0.00	34,786.85	0.00	0.00	34,786.85	14,872,000.00	4.82%	4.75%
G	90278PAN0	2.806900%	7,435,000.00	7,435,000.00	0.00	17,391.08	0.00	0.00	17,391.08	7,435,000.00	3.81%	3.75%
NR-RR	90278PAQ3	4.074867%	27,884,548.00	27,884,548.00	0.00	91,136.12	0.00	0.00	91,136.12	27,884,548.00	0.00%	0.00%
R	90278PAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	90278PAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,567,548.00	733,310,421.24	487,216.38	1,868,706.96	0.00	0.00	2,355,923.34	732,823,204.86

X-A	90278PBB5	1.161007%	520,497,000.00	510,239,873.24	0.00	493,659.99	0.00	0.00	493,659.99	509,752,656.86
X-B	90278PBC3	0.465988%	136,630,000.00	136,630,000.00	0.00	53,056.62	0.00	0.00	53,056.62	136,630,000.00
X-D	90278PAA8	1.574867%	36,249,000.00	36,249,000.00	0.00	47,572.80	0.00	0.00	47,572.80	36,249,000.00
X-F	90278PAC4	1.267967%	14,872,000.00	14,872,000.00	0.00	15,714.34	0.00	0.00	15,714.34	14,872,000.00
X-G	90278PAE0	1.267967%	7,435,000.00	7,435,000.00	0.00	7,856.11	0.00	0.00	7,856.11	7,435,000.00
Notional SubTotal			715,683,000.00	705,425,873.24	0.00	617,859.86	0.00	0.00	617,859.86	704,938,656.86

Deal Distribution Total					487,216.38	2,486,566.82	0.00	0.00	2,973,783.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278PAW0	647.38812747	16.74916223	1.13147272	0.00000000	0.00000000	0.00000000	0.00000000	17.88063495	630.63896524
A-2	90278PAX8	1,000.00000000	0.00000000	2.49525000	0.00000000	0.00000000	0.00000000	0.00000000	2.49525000	1,000.00000000
A-SB	90278PAY6	1,000.00000000	0.00000000	2.48933343	0.00000000	0.00000000	0.00000000	0.00000000	2.48933343	1,000.00000000
A-3	90278PAZ3	1,000.00000000	0.00000000	2.31799999	0.00000000	0.00000000	0.00000000	0.00000000	2.31799999	1,000.00000000
A-4	90278PBA7	1,000.00000000	0.00000000	2.52933334	0.00000000	0.00000000	0.00000000	0.00000000	2.52933334	1,000.00000000
A-S	90278PBD1	1,000.00000000	0.00000000	2.81533339	0.00000000	0.00000000	0.00000000	0.00000000	2.81533339	1,000.00000000
B	90278PBE9	1,000.00000000	0.00000000	3.06758338	0.00000000	0.00000000	0.00000000	0.00000000	3.06758338	1,000.00000000
C	90278PBF6	1,000.00000000	0.00000000	3.39572281	0.00000000	0.00000000	0.00000000	0.00000000	3.39572281	1,000.00000000
D	90278PAG5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	90278PAJ9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	90278PAL4	1,000.00000000	0.00000000	2.33908351	0.00000000	0.00000000	0.00000000	0.00000000	2.33908351	1,000.00000000
G	90278PAN0	1,000.00000000	0.00000000	2.33908272	0.00000000	0.00000000	0.00000000	0.00000000	2.33908272	1,000.00000000
NR-RR	90278PAQ3	1,000.00000000	0.00000000	3.26833772	0.12738525	2.24799484	0.00000000	0.00000000	3.26833772	1,000.00000000
R	90278PAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	90278PAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278PBB5	980.29359101	0.00000000	0.94843965	0.00000000	0.00000000	0.00000000	0.00000000	0.94843965	979.35753109
X-B	90278PBC3	1,000.00000000	0.00000000	0.38832336	0.00000000	0.00000000	0.00000000	0.00000000	0.38832336	1,000.00000000
X-D	90278PAA8	1,000.00000000	0.00000000	1.31238931	0.00000000	0.00000000	0.00000000	0.00000000	1.31238931	1,000.00000000
X-F	90278PAC4	1,000.00000000	0.00000000	1.05663932	0.00000000	0.00000000	0.00000000	0.00000000	1.05663932	1,000.00000000
X-G	90278PAE0	1,000.00000000	0.00000000	1.05663887	0.00000000	0.00000000	0.00000000	0.00000000	1.05663887	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	03/01/22 - 03/30/22	30	0.00	32,913.41	0.00	32,913.41	0.00	0.00	0.00	32,913.41	0.00
A-2	03/01/22 - 03/30/22	30	0.00	172,571.49	0.00	172,571.49	0.00	0.00	0.00	172,571.49	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	88,694.95	0.00	88,694.95	0.00	0.00	0.00	88,694.95	0.00
A-3	03/01/22 - 03/30/22	30	0.00	362,973.30	0.00	362,973.30	0.00	0.00	0.00	362,973.30	0.00
A-4	03/01/22 - 03/30/22	30	0.00	581,820.02	0.00	581,820.02	0.00	0.00	0.00	581,820.02	0.00
X-A	03/01/22 - 03/30/22	30	0.00	493,659.99	0.00	493,659.99	0.00	0.00	0.00	493,659.99	0.00
X-B	03/01/22 - 03/30/22	30	0.00	53,056.62	0.00	53,056.62	0.00	0.00	0.00	53,056.62	0.00
X-D	03/01/22 - 03/30/22	30	0.00	47,572.80	0.00	47,572.80	0.00	0.00	0.00	47,572.80	0.00
X-F	03/01/22 - 03/30/22	30	0.00	15,714.34	0.00	15,714.34	0.00	0.00	0.00	15,714.34	0.00
X-G	03/01/22 - 03/30/22	30	0.00	7,856.11	0.00	7,856.11	0.00	0.00	0.00	7,856.11	0.00
A-S	03/01/22 - 03/30/22	30	0.00	204,106.04	0.00	204,106.04	0.00	0.00	0.00	204,106.04	0.00
B	03/01/22 - 03/30/22	30	0.00	102,641.34	0.00	102,641.34	0.00	0.00	0.00	102,641.34	0.00
C	03/01/22 - 03/30/22	30	0.00	104,153.61	0.00	104,153.61	0.00	0.00	0.00	104,153.61	0.00
D	03/01/22 - 03/30/22	30	0.00	42,600.00	0.00	42,600.00	0.00	0.00	0.00	42,600.00	0.00
E	03/01/22 - 03/30/22	30	0.00	32,918.75	0.00	32,918.75	0.00	0.00	0.00	32,918.75	0.00
F	03/01/22 - 03/30/22	30	0.00	34,786.85	0.00	34,786.85	0.00	0.00	0.00	34,786.85	0.00
G	03/01/22 - 03/30/22	30	0.00	17,391.08	0.00	17,391.08	0.00	0.00	0.00	17,391.08	0.00
NR-RR	03/01/22 - 03/30/22	30	58,932.13	94,688.19	0.00	94,688.19	3,552.08	0.00	0.00	91,136.12	62,684.32
Totals			58,932.13	2,490,118.89	0.00	2,490,118.89	3,552.08	0.00	0.00	2,486,566.82	62,684.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	2,973,783.20
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,501,396.53	Master Servicing Fee	3,523.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,658.37
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	315.73
ARD Interest	0.00	Operating Advisor Fee	1,275.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.70
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,501,396.53	Total Fees	11,277.63

Principal		Expenses/Reimbursements
Scheduled Principal	487,216.38	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,552.08
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	487,216.38	Total Expenses/Reimbursements	3,552.08

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,486,566.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	487,216.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,973,783.20
Total Funds Collected	2,988,612.91	Total Funds Distributed	2,988,612.91

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	733,310,422.01	733,310,422.01	Beginning Certificate Balance	733,310,421.24
(-) Scheduled Principal Collections	487,216.38	487,216.38	(-) Principal Distributions	487,216.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	732,823,205.63	732,823,205.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	733,310,422.02	733,310,422.02	Ending Certificate Balance	732,823,204.86
Ending Actual Collateral Balance	732,823,205.64	732,823,205.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.07%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,253,934.72	0.85%	89	4.4120	NAP	Defeased	1	6,253,934.72	0.85%	89	4.4120	NAP
5,000,000 or less	14	45,644,211.26	6.23%	92	4.2921	1.782526	1.55 or less	15	161,758,402.94	22.07%	91	4.0837	1.010126
5,000,001 to 10,000,000	21	171,147,596.64	23.35%	79	4.2128	2.260065	1.56 to 1.65	8	69,861,745.58	9.53%	77	4.2186	1.606206
10,000,001 to 15,000,000	15	196,278,354.64	26.78%	92	4.0042	2.054093	1.66 to 1.75	3	29,358,893.77	4.01%	92	4.7355	1.705319
15,000,001 to 20,000,000	5	93,241,148.49	12.72%	91	3.4068	2.469228	1.76 to 1.85	2	41,525,000.00	5.67%	91	4.0802	1.777549
20,000,001 to 25,000,000	4	94,303,069.34	12.87%	92	3.9887	1.386205	1.86 to 1.95	4	30,063,964.15	4.10%	72	4.6097	1.922467
25,000,001 to 30,000,000	2	55,954,890.54	7.64%	87	4.0072	2.764507	1.96 to 2.05	4	48,585,201.81	6.63%	92	4.1297	2.001879
30,000,001 or greater	2	70,000,000.00	9.55%	61	3.6325	2.222150	2.06 to 2.25	4	31,294,289.81	4.27%	92	4.0489	2.162280
Totals	64	732,823,205.63	100.00%	85	3.9610	2.118321	2.26 to 2.45	3	41,872,766.92	5.71%	79	3.7457	2.375629
							2.46 to 2.65	5	61,299,115.39	8.36%	92	3.7451	2.541520
							2.66 to 2.85	8	126,154,890.54	17.21%	73	3.7155	2.748709
							2.86 or greater	7	84,795,000.00	11.57%	92	3.4240	3.753668
							Totals	64	732,823,205.63	100.00%	85	3.9610	2.118321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,253,934.72	0.85%	89	4.4120	NAP	North Dakota	1	349,829.06	0.05%	92	4.8500	1.704500
Arizona	4	28,639,133.48	3.91%	90	3.8551	1.437501	Ohio	3	24,084,660.02	3.29%	91	3.8873	2.225387
Arkansas	1	5,395,000.00	0.74%	92	3.4970	3.349200	Oklahoma	6	15,186,239.70	2.07%	92	4.4241	2.850300
California	9	111,571,767.90	15.22%	73	3.6047	2.546064	Oregon	2	3,624,662.16	0.49%	92	4.3174	2.559865
Colorado	2	8,973,395.66	1.22%	92	4.0377	2.123445	Pennsylvania	9	47,206,189.49	6.44%	81	4.0806	1.672803
Florida	4	29,429,198.43	4.02%	92	4.4575	1.913704	South Dakota	1	503,040.28	0.07%	92	4.8500	1.704500
Georgia	4	38,759,750.00	5.29%	92	3.6425	0.945858	Tennessee	7	37,045,457.72	5.06%	92	4.0222	2.205864
Illinois	3	28,153,931.06	3.84%	92	3.8914	2.475574	Texas	7	34,334,394.83	4.69%	92	4.1225	2.200096
Indiana	6	23,757,783.78	3.24%	91	3.3565	3.366958	Utah	2	4,549,167.84	0.62%	91	4.0551	2.604972
Iowa	3	3,019,457.27	0.41%	91	3.5532	3.634024	Virginia	2	4,589,693.96	0.63%	91	3.0204	4.426855
Kansas	5	3,026,818.93	0.41%	92	4.8500	1.704500	Wisconsin	1	10,058,763.13	1.37%	92	4.1150	2.760700
Kentucky	2	6,706,280.70	0.92%	92	3.7923	3.098833	Wyoming	6	6,708,100.27	0.92%	92	4.8500	1.704500
Louisiana	1	670,803.31	0.09%	92	4.8500	1.704500	Totals	127	732,823,205.63	100.00%	85	3.9610	2.118321
Maryland	3	6,595,103.74	0.90%	91	3.8385	2.425135
									Property Type³
Massachusetts	1	3,324,434.64	0.45%	90	4.3400	1.026200
Minnesota	1	136,767.81	0.02%	92	4.8500	1.704500		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	3,375,114.46	0.46%	92	4.8300	0.387000		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	7	55,527,599.19	7.58%	91	4.0028	2.011449	Defeased	1	6,253,934.72	0.85%	89	4.4120	NAP
Montana	2	1,368,840.72	0.19%	92	4.8500	1.704500	Industrial	15	68,427,091.79	9.34%	92	3.4319	3.739468
Nebraska	4	3,801,540.74	0.52%	92	4.8500	1.704500	Lodging	57	145,187,696.10	19.81%	92	4.3621	1.343729
Nevada	2	27,565,159.72	3.76%	32	4.9750	1.927219	Mixed Use	2	46,500,000.00	6.35%	92	3.8433	1.618777
New Jersey	1	1,173,451.98	0.16%	92	4.2000	1.457100	Mobile Home Park	2	13,700,000.00	1.87%	92	3.6814	2.842041
New Mexico	3	3,541,942.85	0.48%	92	4.8500	1.704500	Multi-Family	18	146,245,189.25	19.96%	91	4.0908	1.844540
New York	8	127,215,342.83	17.36%	89	3.8722	2.010836	Office	16	184,329,097.39	25.15%	70	3.8654	2.285453
North Carolina	2	16,600,453.18	2.27%	92	3.9643	1.460311	Other	1	28,000,000.00	3.82%	92	3.6607	2.477600
							Retail	14	85,630,196.31	11.68%	92	3.7933	2.281266
							Self Storage	1	8,550,000.00	1.17%	32	4.6500	2.308300
							Totals	127	732,823,205.63	100.00%	85	3.9610	2.118321

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,253,934.72	0.85%	89	4.4120	NAP	Defeased	1	6,253,934.72	0.85%	89	4.4120	NAP
	3.5000% or less	9	146,095,000.00	19.94%	77	3.1735	3.082441	12 months or less	27	258,544,648.21	35.28%	92	4.1266	1.822159
	3.5001% to 3.7000%	5	75,127,376.81	10.25%	91	3.6395	2.269678	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7001% to 3.9000%	7	87,084,649.30	11.88%	92	3.8053	1.430085	25 months to 36 months	35	438,024,622.70	59.77%	82	3.8601	2.256477
	3.9001% to 4.1000%	10	144,604,898.27	19.73%	90	3.9622	1.942824	37 months to 48 months	1	30,000,000.00	4.09%	83	3.9140	2.767800
	4.1001% to 4.3000%	11	93,208,003.06	12.72%	92	4.1727	2.179651	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.3001% to 4.5000%	4	41,754,640.32	5.70%	91	4.3792	1.883164	Totals	64	732,823,205.63	100.00%	85	3.9610	2.118321
	4.5001% to 4.7000%	7	60,390,137.10	8.24%	83	4.5989	1.759067
	4.7001% or greater	10	78,304,566.05	10.69%	71	4.9071	1.637060
	Totals	64	732,823,205.63	100.00%	85	3.9610	2.118321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,253,934.72	0.85%	89	4.4120	NAP	Defeased	1	6,253,934.72	0.85%	89	4.4120	NAP
	110 months or less	63	726,569,270.91	99.15%	85	3.9572	2.123040	Interest Only	63	726,569,270.91	99.15%	85	3.9572	2.123040
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	732,823,205.63	100.00%	85	3.9610	2.118321	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	732,823,205.63	100.00%	85	3.9610	2.118321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		10	74,064,352.57	10.11%	78	4.1194	2.372564				None
	Totals	64	732,823,205.63	100.00%	85	3.9610	2.118321

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	323000001	OF	San Francisco	CA	Actual/360	3.303%	99,548.75	0.00	0.00	N/A	11/06/24	--	35,000,000.00	35,000,000.00	04/06/22
2	310951439	MF	St Louis	MO	Actual/360	3.962%	119,410.28	0.00	0.00	N/A	11/11/29	--	35,000,000.00	35,000,000.00	04/11/22
3	323000003	LO	Various	Various	Actual/360	4.850%	98,477.20	53,816.88	0.00	N/A	12/06/29	--	23,579,509.41	23,525,692.53	04/06/22
3A	323000103				Actual/360	4.850%	39,390.88	21,526.75	0.00	N/A	12/06/29	--	9,431,803.84	9,410,277.09	04/06/22
4	323000004	IN	Various	Various	Actual/360	4.115%	92,091.80	34,250.18	0.00	N/A	12/06/29	--	25,989,140.72	25,954,890.54	04/06/22
4A	323000104				Actual/360	4.115%	17,642.11	6,561.34	0.00	N/A	12/06/29	--	4,978,762.58	4,972,201.24	04/06/22
5	323000005	OF	New York	NY	Actual/360	3.914%	101,111.67	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	04/11/22
6	453012235	IN	Various	Various	Actual/360	2.653%	45,695.03	0.00	0.00	N/A	11/07/29	--	20,000,000.00	20,000,000.00	04/07/22
6A	453012236				Actual/360	2.653%	22,847.52	0.00	0.00	N/A	11/07/29	--	10,000,000.00	10,000,000.00	04/07/22
7	323000007	MU	New York	NY	Actual/360	3.470%	59,761.11	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	04/06/22
7A	323000107				Actual/360	3.470%	29,880.56	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	04/06/22
8	323000008	98	New York	NY	Actual/360	3.661%	78,807.17	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	04/06/22
8A	323000108				Actual/360	3.661%	9,456.86	0.00	0.00	N/A	12/06/29	--	3,000,000.00	3,000,000.00	04/06/22
9	323000009	OF	Las Vegas	NV	Actual/360	4.979%	42,624.24	10,932.58	0.00	N/A	10/06/24	--	9,940,619.64	9,929,687.06	04/06/22
9A	323000109				Actual/360	4.979%	42,624.24	10,932.58	0.00	N/A	10/06/24	--	9,940,619.64	9,929,687.06	04/06/22
9B	323000209				Actual/360	4.979%	28,984.48	7,434.16	0.00	N/A	10/06/24	--	6,759,621.34	6,752,187.18	04/06/22
10	323000010	LO	Atlanta	GA	Actual/360	3.785%	77,734.44	0.00	0.00	N/A	12/01/29	--	23,850,000.00	23,850,000.00	04/01/22
11	310952591	OF	Phoenix	AZ	Actual/360	3.660%	69,221.63	36,123.78	0.00	N/A	10/11/29	--	21,963,500.59	21,927,376.81	04/11/22
12	310953493	OF	Los Angeles	CA	Actual/360	3.005%	51,744.17	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	04/09/22
13	323000013	LO	Various	Various	Actual/360	4.340%	62,483.19	34,255.40	0.00	N/A	10/05/29	--	16,719,153.89	16,684,898.49	04/05/22
14	323000014	RT	Various	Various	Actual/360	3.786%	53,976.13	0.00	0.00	N/A	11/06/29	--	16,556,250.00	16,556,250.00	04/06/22
15	323000015	MU	Petaluma	CA	Actual/360	4.522%	25,310.64	0.00	0.00	N/A	11/06/29	--	6,500,000.00	6,500,000.00	04/06/22
15A	323000115				Actual/360	4.522%	19,469.72	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	04/06/22
15B	323000215				Actual/360	4.522%	19,469.72	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	04/06/22
16	307331195	LO	Cary	NC	Actual/360	3.940%	48,051.79	21,857.71	0.00	N/A	12/06/29	--	14,162,965.12	14,141,107.41	04/06/22
17	307331194	MF	Muskogee	OK	Actual/360	4.410%	55,823.25	0.00	0.00	N/A	12/06/29	--	14,700,000.00	14,700,000.00	04/06/22
18	323000018	MF	Jackson Heights	NY	Actual/360	4.600%	57,436.11	0.00	0.00	N/A	09/05/29	--	14,500,000.00	14,500,000.00	02/05/22
19	310952116	LO	Johnson City	TN	Actual/360	3.874%	46,423.04	21,753.04	0.00	N/A	12/11/29	--	13,916,011.68	13,894,258.64	04/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
20	303161353	MF	Normal	IL	Actual/360	3.620%	44,264.56	0.00	0.00	N/A	12/01/29	--	14,200,000.00	14,200,000.00	04/01/22
21	28202321	RT	Parma	OH	Actual/360	4.180%	48,690.00	19,609.08	0.00	N/A	12/06/29	--	13,527,088.08	13,507,479.00	04/06/22
22	323000022	MF	Kansas City	MO	Actual/360	4.200%	48,711.31	19,751.09	0.00	N/A	12/06/29	--	13,468,565.80	13,448,814.71	04/06/22
23	323000023	RT	Reading	PA	Actual/360	3.963%	43,749.02	27,496.34	0.00	N/A	12/06/29	--	12,819,912.66	12,792,416.32	04/06/22
24	323000024	OF	Various	TX	Actual/360	4.278%	49,141.38	16,973.72	0.00	N/A	12/01/29	--	13,339,740.64	13,322,766.92	04/01/22
25	323000025	RT	Aliso Viejo	CA	Actual/360	3.295%	36,885.69	0.00	0.00	N/A	12/01/29	--	13,000,000.00	13,000,000.00	04/01/22
26	323000026	RT	Douglasville	GA	Actual/360	3.350%	36,635.97	0.00	0.00	N/A	12/01/29	--	12,700,000.00	12,700,000.00	04/01/22
27	28002309	MF	Memphis	TN	Actual/360	4.042%	41,527.27	16,053.51	0.00	N/A	11/06/29	--	11,931,028.24	11,914,974.73	04/06/22
28	323000028	LO	Tampa	FL	Actual/360	4.644%	47,404.35	13,913.64	0.00	N/A	12/06/29	--	11,854,050.74	11,840,137.10	04/06/22
29	323000029	MF	Philadelphia	PA	Actual/360	3.980%	38,843.30	17,355.73	0.00	N/A	12/01/29	--	11,333,755.54	11,316,399.81	04/01/22
30	303161354	MH	Dana Point	CA	Actual/360	3.570%	33,815.83	0.00	0.00	N/A	12/01/29	--	11,000,000.00	11,000,000.00	04/01/22
31	307331183	OF	Jeffersonville	IN	Actual/360	3.850%	33,152.78	0.00	0.00	11/06/29	11/06/34	--	10,000,000.00	10,000,000.00	04/06/22
32	323000032	MF	Bronx	NY	Actual/360	3.990%	33,671.17	0.00	0.00	N/A	12/01/29	--	9,800,000.00	9,800,000.00	04/01/22
33	303161352	LO	Lincoln	CA	Actual/360	4.630%	35,882.50	0.00	0.00	N/A	12/01/29	--	9,000,000.00	9,000,000.00	04/01/22
34	323000034	OF	Boulder	CO	Actual/360	4.031%	30,893.14	0.00	0.00	N/A	12/06/29	--	8,900,000.00	8,900,000.00	04/06/22
35	610949215	SS	Philadelphia	PA	Actual/360	4.650%	34,235.62	0.00	0.00	N/A	12/11/24	--	8,550,000.00	8,550,000.00	04/11/22
36	303161356	LO	Early	TX	Actual/360	4.140%	28,372.91	16,617.29	0.00	N/A	12/01/29	--	7,958,739.74	7,942,122.45	04/01/22
37	323000037	MF	Yonkers	NY	Actual/360	3.780%	26,365.50	0.00	0.00	N/A	12/06/29	--	8,100,000.00	8,100,000.00	04/06/22
38	307331185	LO	St Augustine	FL	Actual/360	5.100%	31,126.14	15,625.25	0.00	N/A	12/06/29	--	7,087,545.92	7,071,920.67	04/06/22
39	323000039	RT	Melbourne	FL	Actual/360	3.829%	23,724.92	11,345.81	0.00	N/A	12/06/29	--	7,195,486.47	7,184,140.66	04/06/22
40	323000040	IN	Pittsburgh	PA	Actual/360	3.730%	24,089.58	0.00	0.00	N/A	12/06/29	--	7,500,000.00	7,500,000.00	04/06/22
41	323000041	MF	Santa Rosa	CA	Actual/360	3.930%	22,809.28	0.00	0.00	N/A	12/01/29	--	6,740,000.00	6,740,000.00	04/01/22
42	28002320	MF	New York	NY	Actual/360	4.714%	26,486.79	0.00	0.00	N/A	11/06/29	--	6,525,000.00	6,525,000.00	04/06/22
43	323000043	MF	Tampa	FL	Actual/360	4.412%	23,793.53	8,802.02	0.00	N/A	09/06/29	--	6,262,736.74	6,253,934.72	04/06/22
44	323000044	OF	Blue Bell	PA	Actual/360	4.421%	22,559.69	8,313.44	0.00	N/A	12/06/29	--	5,925,887.91	5,917,574.47	04/06/22
45	323000045	OF	Springdale	AR	Actual/360	3.497%	16,245.99	0.00	0.00	N/A	12/06/29	--	5,395,000.00	5,395,000.00	04/06/22
46	323000046	OF	Linthicum Heights	MD	Actual/360	4.200%	17,369.24	7,081.62	0.00	N/A	11/06/29	--	4,802,553.72	4,795,472.10	04/06/22
47	323000047	LO	Florence	KY	Actual/360	4.369%	16,783.75	8,992.14	0.00	N/A	12/06/29	--	4,461,159.50	4,452,167.36	04/06/22

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
48	410952359	RT	Salt Lake City	UT	Actual/360	3.946%	13,591.78	0.00	0.00	N/A	11/11/29	--	4,000,000.00	4,000,000.00	04/11/22
49	323000049	LO	New Albany	MS	Actual/360	4.830%	14,064.03	6,338.83	0.00	N/A	12/01/29	--	3,381,453.29	3,375,114.46	04/01/22
50	307331186	RT	Brownsburg	IN	Actual/360	4.270%	10,794.42	4,245.48	0.00	N/A	12/06/29	--	2,935,703.83	2,931,458.35	04/06/22
51	410952200	MH	Boring	OR	Actual/360	4.135%	9,613.88	0.00	0.00	N/A	12/11/29	--	2,700,000.00	2,700,000.00	04/11/22
52	410952179	OF	Greensboro	NC	Actual/360	4.104%	8,718.32	7,638.62	0.00	N/A	11/11/29	--	2,466,984.39	2,459,345.77	04/11/22
53	307331190	RT	Tuckahoe	NJ	Actual/360	4.200%	4,249.84	1,618.37	0.00	N/A	12/06/29	--	1,175,070.35	1,173,451.98	04/06/22
54	28002334	RT	Rolla	MO	Actual/360	4.760%	3,787.37	0.00	0.00	12/06/29	07/06/34	--	924,000.00	924,000.00	04/06/22
55	28002335	RT	Dexter	MO	Actual/360	5.190%	3,847.95	0.00	0.00	12/06/29	04/06/34	--	861,000.00	861,000.00	04/06/22
Totals							2,501,396.53	487,216.38	0.00				733,310,422.01	732,823,205.63
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	19,262,604.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,627,770.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,732,159.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,795,654.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	53,869,546.00	43,293,327.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	31,730,719.00	15,571,466.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,773,631.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,319,000.00	2,659,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,492,262.00	2,315,015.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(20,212.00)	(93,312.87)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,761,740.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	95,143,440.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,602,545.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,085,909.00	2,116,475.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,697,383.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,325,114.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,070,207.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	459,131.00	01/01/20	09/30/20	--	0.00	0.00	57,251.57	109,254.48	0.00	0.00
19	1,123,780.44	1,515,213.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	1,446,991.60	1,085,260.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	6,021,690.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,736,164.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,417,501.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,426,439.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,560,621.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,312,827.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,485,631.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,252,209.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	213,117.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,136,004.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	776,652.22	563,777.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	614,343.08	1,384,474.71	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	779,417.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	856,743.70	705,958.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,256,448.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	539,108.26	370,896.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	347,062.30	716,135.07	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,112,973.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,058,844.24	661,008.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	534,172.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	586,863.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	699,186.76	532,791.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	590,805.66	487,554.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	2,990,555.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	742,875.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
48	470,634.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	156,460.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	246,213.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	325,482.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	332,883.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	103,734.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	86,109.81	43,055.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	80,801.00	40,400.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	290,690,826.57	74,428,126.90				0.00	0.00	57,251.57	109,254.48	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.961049%	3.938241%	85
03/17/22	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.961280%	3.938477%	86
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.961564%	3.938766%	87
01/18/22	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.961791%	3.938998%	88
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962018%	3.939230%	89
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962231%	3.939446%	90
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962425%	3.939645%	91
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962589%	3.939813%	92
08/17/21	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962742%	3.939969%	93
07/16/21	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962895%	3.940125%	94
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.963057%	3.940291%	95
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.963207%	3.940445%	96
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	323000018	02/05/22	1	1	57,251.57	109,254.48	17,864.45	14,500,000.00	03/17/21	13
Totals					57,251.57	109,254.48	17,864.45	14,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		70,161,561	70,161,561		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		662,661,644	648,161,644		14,500,000	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	732,823,206	718,323,206	14,500,000	0	0	0
Mar-22	733,310,422	718,810,422	14,500,000	0	0	0
Feb-22	733,902,842	733,902,842	0	0	0	0
Jan-22	734,386,065	719,886,065	14,500,000	0	0	0
Dec-21	734,867,503	734,867,503	0	0	0	0
Nov-21	735,305,755	735,305,755	0	0	0	0
Oct-21	735,697,446	735,697,446	0	0	0	0
Sep-21	736,083,426	736,083,426	0	0	0	0
Aug-21	736,443,752	721,943,752	14,500,000	0	0	0
Jul-21	736,802,757	722,302,757	14,500,000	0	0	0
Jun-21	737,184,813	737,184,813	0	0	0	0
May-21	737,541,100	737,541,100	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	323000018	14,500,000.00	14,500,000.00	22,900,000.00	11/01/19	439,256.00	0.76030	09/30/20	09/05/29	I/O
Totals		14,500,000.00	14,500,000.00	22,900,000.00		439,256.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	323000018	MF	NY	03/17/21	13

Loan transferred to SS due to payment default and delinquent financial reporting. Borrower rectified payment default. Attempting to resolve financial reporting issues via counsel and return loan to MS.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	323000013	0.00	4.34000%	0.00	4.34000%	10	07/21/20	07/01/20	08/11/20
13	323000013	0.00	4.34000%	0.00	4.34000%	10	08/11/20	07/01/20	07/21/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	07/30/20	06/06/20	09/11/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	09/11/20	06/06/20	07/30/20
33	303161352	9,000,000.00	4.63000%	9,000,000.00	4.63000%	10	05/01/20	06/01/20	06/11/20
33	303161352	0.00	4.63000%	0.00	4.63000%	10	06/11/20	06/01/20	05/01/20
Totals		9,000,000.00		9,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	3,552.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,552.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,552.08

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Supplemental Notes
Additional Notice
Disclosable Special Servicer Fees, Loan Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

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